Borrowings and derivative financial instrument	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Borrowings and derivative financial instrument
28. Borrowings and derivative financial instrument

Significant accounting judgements and estimates
Borrowings
Expected future cash flows used to determine the carrying amount of the Burnstone Debt are inherently uncertain and could materially change over time. They are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Derivative financial instrument
Up to the date of settlement, gains and losses on the derivative financial instrument were attributable to changes in various valuation inputs, including the movement in the Company share price, change in US dollar/ rand exchange rate, bond market value and credit risk spreads. Although many inputs into the valuation are observable, the valuation method separates the fair value of the derivative from the quoted fair value of the US$ Convertible Bond by adjusting certain observable inputs. These adjustments require the application of judgement and certain estimates. Changes in the relevant inputs impact the fair value gains and losses recognised.
Accounting policy
Borrowings
Borrowings are non-derivative financial liabilities categorised as other financial liabilities. Borrowings are recognised initially at fair value, net of transaction costs incurred, where applicable and subsequently measured at amortised cost using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.
Derivative financial instruments
Derivatives are initially recognised at fair value using option pricing methodologies. Any directly attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes are recognised in profit or loss.
For assets and liabilities that are recognised at fair value in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Borrowings

Figures in million – SA rand	Notes	2021	2020	2019
US$600 million RCF	28.1	—	6,978	5,712
R6.0 billion RCF	28.2	—	—	—
R5.5 billion RCF	28.3	—	—	2,500
2022 and 2025 Notes	28.4	—	10,136	9,610
2026 and 2029 Notes	28.5	18,785	—	—
US$ Convertible Bond	28.6	—	—	4,579
Burnstone Debt	28.7	1,507	1,263	1,330
Other borrowings	28.8	—	—	—
Franco-Nevada liability		2	2	2
Stillwater Convertible Debentures		4	4	3
Total borrowings		20,298	18,383	23,736
Reconciliation of the non-current and current portion of the borrowings:
Borrowings		20,298	18,383	23,736
Current portion of borrowings		(107)	(886)	(38)
Non-current portion of borrowings		20,191	17,497	23,698
The current portion of borrowings will be repaid out of operational cash flows or it will be refinanced by utilising available Group facilities.
Derivative financial instrument

Figures in million – SA rand	Note	2021	2020	2019
Reconciliation of the non-current and current portion of the derivative financial instrument:
Derivative financial instrument	28.6	—	—	4,145
Non-current portion of derivative financial instrument		—	—	4,145
Roll forward of borrowings in the current year were as follows:

Figures in million - SA rand	Notes	2021	2020	2019
Balance at beginning of the year		18,383	23,736	24,505
Borrowings acquired on acquisition of subsidiary	16.1	—	—	2,575
Loans raised[1]		20,622	16,289	18,982
Loans repaid		(20,252)	(18,335)	(22,008)
US$ Convertible Bond converted into shares		—	(5,578)	—
Unwinding of loans recognised at amortised cost	5.2	302	394	374
Accrued interest (related to the 2022 and 2025 Notes, 2026 and 2029 Notes, and US$ Convertible Bond)		622	858	770
Accrued interest paid		(527)	(866)	(778)
Early redemption premium on the 2025 Notes	28.4	196	—	—
Loss/(gain) on the revised cash flow of the Burnstone Debt	28.7	2	(264)	97
Loss/(gain) on foreign exchange differences and foreign currency translation		950	2,149	(781)
Balance at end of the year		20,298	18,383	23,736
1 At 31 December 2021, the portion of transaction costs accrued for and not yet settled in respect of the 2026 and 2029 Notes amounted to R29 million
28.1 US$600 million RCF
On 21 May 2018, Sibanye-Stillwater cancelled and refinanced the US$350 million revolving credit facility (RCF) by drawing under the US$600 million RCF. The purpose of the facility was to refinance the US$350 million RCF, finance ongoing capital expenditure and working capital.

Terms of the US$600 million RCF
Facility:	US$600 million
Interest rate:	LIBOR
Interest rate margin:	1.85% if net debt to adjusted EBITDA is equal to or less than 2.50x
2.00% if net debt to adjusted EBITDA is greater than 2.50x
Term of facility:	Three years, subject to two one-year extensions at the lenders option. As at 31 December 2021, all lenders in the facility have extended the maturity date to April 2023.
Borrowers:	The Company, SGL, Stillwater, Kroondal, SRPM and WPL.
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM and WPL.

Figures in million – SA rand	2021	2020	2019
Balance at beginning of the year	6,978	5,712	2,727
Loans raised	703	7,218	9,067
Loans repaid	(7,728)	(6,802)	(5,826)
Loss on foreign exchange differences	—	—	6
Loss/(gain) on foreign exchange differences	47	850	(262)
Balance at end of the year	—	6,978	5,712
28.2 R6.0 billion RCF
On 15 November 2016, Sibanye-Stillwater cancelled and refinanced a R4.5 billion Facility by drawing under the R6.0 billion RCF. The purpose of the facility was to refinance the R4.5 billion Facility, finance ongoing capital expenditure, working capital and general corporate expenditure requirements which may include the financing of future acquisitions of business combinations. This facility was refinanced and cancelled in November 2019.

Terms of the R6.0 billion RCF
Facility:	R6.0 billion
Interest rate:	JIBAR
Interest rate margin:	A margin of between 2.4% and 2.9% dependent on the net debt to adjusted EBITDA ratio.
Term of facility:	Three years
Borrowers:	SGL, SRPM and Kroondal
Security and/or guarantors:	The facility was unsecured and guaranteed by SGL, Stillwater, SRPM and Kroondal.

Figures in million – SA rand	2021	2020	2019
Balance at beginning of the year	—	—	5,896
Loans raised	—	—	1,150
Loans repaid	—	—	(5,046)
Inter Bank transfer	—	—	(2,000)
Balance at end of the year	—	—	—
28.3 R5.5 billion RCF
Sibanye-Stillwater refinanced its R6.0 billion Revolving Credit Facility (RCF), which matured on 15 November 2019, by entering into a new R5.5 billion RCF on 25 October 2019 and drawing under the new RCF on 11 November 2019. The purpose of the facility was to refinance facilities, finance ongoing capital expenditure and general corporate expenditure requirements.

Terms of the R5.5 billion RCF
Facility:	R5.5 billion
Interest rate:	JIBAR
Interest rate margin:	A margin of between 2.4% and 2.9% dependent on the net debt to adjusted EBITDA ratio.
Term of facility:	Three, subject to two one-year extensions at the lenders option. All facility lenders have approved the first and second extension with the loan facility now maturing on 11 November 2024.
Borrowers:	The Company, SGL, Kroondal, SRPM and WPL.
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM and WPL.

Figures in million –SA rand	2021	2020	2019
Balance at beginning of the year	—	2,500	—
Loans raised	—	5,000	500
Loans repaid	—	(7,500)	—
Inter Bank transfer	—	—	2,000
Balance at end of the year	—	—	2,500
28.4 2022 and 2025 Notes
On 27 June 2017, Stillwater completed a two-tranche international corporate bond offering 6.125% Notes due on 27 June 2022 (the 2022 Notes) and 7.125% Notes due on 27 June 2025 (the 2025 Notes) (together the 2022 and 2025 Notes) with the proceeds applied towards the partial repayment of the Stillwater Bridge Facility, raised for the acquisition of Stillwater. On 19 September 2018, Sibanye-Stillwater concluded the repurchase of a portion of the 2022 and 2025 Notes issued by Stillwater. The total purchase price was US$345 million (nominal value of US$349 million) and was funded from existing cash resources, including the US$500 million advance proceeds from the Wheaton Stream.
Given surplus liquidity within the Group and in line with the Group’s capital allocation framework, it elected to redeem the 2022 Notes on 2 August 2021 (the Redemption Date). The redemption price was the principal amount of the 2022 Notes, plus accrued and unpaid interest on the 2022 Notes up to, but excluding, the Redemption Date, amounting to US$355.8 million and was settled on 2 August 2021. During December 2021, the Group also elected to redeem the 2025 Notes at a redemption price of 103.6% of the principal amount of the 2025 Notes, plus accrued and unpaid interest on the 2025 Notes, amounting to US$370.2 million which includes an early settlement premium of R196 million recognised as an early redemption premium on the 2025 Notes in profit or loss. The 2025 Notes were settled on 6 December 2021.

Terms of the 2022 and 2025 Notes
Facility:	US$500 million 6.125% Senior Notes due 2022 (the 2022 Notes)
US$550 million 7.125% Senior Notes due 2025 (the 2025 Notes)
Outstanding nominal value:	2022 Notes: Nil
2025 Notes: Nil
Interest rate:	2022 Notes: 6.125%
2025 Notes: 7.125%
Term of the Notes:	2022 Notes: Five years
2025 Notes: Eight years
Issuer:	Stillwater
Guarantors:	Each of the Notes were fully and unconditionally guaranteed, jointly and severally by the Guarantors (the Company, SGL, Kroondal, SRPM and WPL). The Guarantees rank equally in right of payment to all existing and future senior debt of the Guarantors.

Figures in million – SA rand	2021	2020	2019
Balance at beginning of the year	10,136	9,610	9,809
Loans repaid	(10,840)	—	—
Accrued interest paid	(527)	(741)	(672)
Interest charge	523	764	665
Unwinding of amortised cost	169	59	48
Early redemption premium on the 2025 Notes	196	—	—
Loss/(gain) on foreign exchange differences	343	444	(240)
Balance at end of the year	—	10,136	9,610
28.5 2026 and 2029 Notes
On 16 November 2021 the Group completed a two-tranche corporate bond offering 4.0% Notes (US$675 million) due 16 November 2026 (the 2026 Notes) and 4.5% Notes (US$525 million) due 16 November 2029 (the 2029 Notes) (together the 2026 and 2029 Notes). The proceeds were applied towards the redemption of the 2025 Notes and will also be applied for general corporate purposes, including advancing the Group’s green metals strategy through investments and accretive acquisitions. The bonds were issued through the Group's wholly-owned subsidiary Stillwater Mining Company.
Terms of the 2026 and 2029 Notes

Facility:	US$675 million 4.0% Senior Notes due 2026
US$525 million 4.5% Senior Notes due 2029
Interest rate:	2026 Notes: 4.0%
2029 Notes: 4.5%
Term of the Notes:	2026 Notes: Five years
2029 Notes: Eight years
Issuer:	Stillwater
Guarantors:	Each of the Notes are fully and unconditionally guaranteed, jointly and severally by the Guarantors (the Company, SGL, Kroondal, SRPM and WPL). The Guarantees rank equally in right of payment to all existing and future senior debt of the Guarantors.

Figures in million – SA rand	2021	2020	2019
Balance at beginning of the year	—	—	—
Loans raised	18,208	—	—
Interest charge	99	—	—
Unwinding of amortised cost	8	—	—
Loss on foreign exchange differences	470	—	—
Balance at end of the year	18,785	—	—
28.6 US$ Convertible Bond
The US$ Convertible Bond was launched and priced on 19 September 2017 with the proceeds applied towards the partial repayment of the Stillwater Bridge Facility, raised for the acquisition of Stillwater (the “Bonds”). On 11 September 2018, Sibanye-Stillwater concluded the repurchase of a portion of the Bonds. An aggregate principal amount of US$66 million for a total purchase price of approximately US$50 million was repurchased. Following the repurchase, the outstanding nominal value amounted to US$384 million.
On 11 September 2020 a bondholder elected to convert a US$200,000 bond into 127,967 ordinary shares of the Company. On 18 September 2020, SGL issued notice to exercise its rights to redeem all the Bonds in full on 19 October 2020 (Optional Redemption Notice). Following the issue of the Optional Redemption Notice and subject to the conditions of the Bonds, bondholders could still exercise their conversion rights by delivering a conversion notice. Following receipt of the conversion notices, SGL could elect to settle the Bonds in shares of the Company or in cash to the value of the shares, subject to the conditions of the Bonds. Conversion notices were received for Bonds with a nominal value of US$383 million and all converted bonds were settled through the issue of 247,912,467 ordinary shares in the Company. No conversion notices were received for Bonds to the value of $0.8 million and these were redeemed for cash at nominal value, including unpaid accrued interest.
Upon implementation of the Scheme on 24 February 2020, SGL became a subsidiary of the Company, which in turn became the new holding company of the Group (refer note 26). Consequently, the converted Bonds were settled in shares of the Company.
The Bonds consisted of two components under IFRS. The conversion option component was recognised as a derivative financial liability measured at fair value through profit or loss. The bond component was recognised as a financial liability measured at amortised cost using the effective interest method. Both financial liabilities were extinguished upon settlement of the Bonds. Before derecognition, interest was accrued up to the settlement date on the amortised cost component based on the original effective interest rate.
The loss on settlement was attributed to the derivative component and measured as the difference between the fair value of the Company shares issued on the respective settlement dates, the carrying amount of the amortised cost component immediately before settlement and the carrying amount of the derivative component. Company shares issued on settlement of the Bonds were measured at the fair value on the dates of issue to the bondholders by applying a volume weighted average price (VWAP) on the day.

Terms of the US$ Convertible Bond
Issue size:	US$450 million
Outstanding nominal value:	Nil
Coupon:	1.875%
Maturity date:	Original maturity date: 26 September 2023 (six years), early redemption finalised: 19 October 2020
Conversion premium:	35%
Reference share price:	US$1.2281, being the volume weighted average price of a share on the JSE from launch to pricing on 19 September 2017, converted at a fixed exchange rate.
Initial conversion price:	US$1.6580
Issuer:	SGL
Guarantors:	The Company, Stillwater and Kroondal
The table below sets out the details relating to the settlement of the Bonds:

2020
Number of shares issued ('thousands)	248,040
Number of bonds settled	1,916
Fair value of Company shares issued ('millions)	12,573
Range of VWAPs on settlement (ZAR)	46.5 - 51.5
Cash redemption amount ('millions)	13
Derivative element settlement value ('millions)	6,995
Bond element settlement value ('millions)	5,578
The tables below illustrate the movement in the amortised cost element and the derivative element respectively:
Convertible bond at amortised cost

Figures in million – SA rand	2021	2020	2019
Balance at beginning of the year	—	4,579	4,497
Loans repaid[1]	—	(13)	—
Loans converted into shares[2]	—	(5,578)	—
Accrued interest paid	—	(125)	(106)
Interest charge	—	94	105
Unwinding of amortised cost	—	187	197
Loss/(gain) on foreign exchange differences	—	856	(114)
Balance at end of the year	—	—	4,579
[1] The amount for the year ended 31 December 2020 relates to the redemption of Bonds for which no conversion notice was received
[2] Calculated as the amortised cost on the date of settlement
Derivative financial instrument at fair value

Figures in million – SA rand	Note	2021	2020	2019
Balance at beginning of the year		—	4,145	409
Loss on financial instruments[1]	7	—	70	3,912
Settlement of derivative financial instrument		—	(6,995)	—
Loss on settlement of US$ Convertible Bond[2]		—	1,507	—
Loss/(gain) on foreign exchange differences		—	1,273	(176)
Balance at end of the year		—	—	4,145
[1] The loss on the financial instrument is attributable to changes in various valuation inputs, including in the movement in the Company’s share price, change in USD/ZAR exchange rate, bond market value and credit risk spreads
[2] Relates to the difference between the fair value of the Company shares issued on date of settlement, carrying value of the derivative liability before settlement and the carrying value of the amortised cost element on date of settlement
28.7 Burnstone Debt
Sibanye Gold Eastern Operations (SGEO) has bank debt of US$178 million (the Burnstone Debt) outstanding as part of the net assets acquired on 1 July 2014.
Terms of the Burnstone Debt

Facility:	A1: US$0.2 million
A2: US$7.8 million
A3: US$51.0 million
A4: US$119.1 million
Interest rate:	A1 and A2: Interest free
A3 and A4: Interest free until 1 July 2017, then at LIBOR
Interest rate margin:	A3 and A4: 4% from 1 July 2017
Term of loan:	No fixed term
Repayment period:	A1: Repaid on 1 July 2014
A2: From 1 July 2017 the first 50% of Burnstone’s free cash flow (as defined in the settlement agreement) will be used to repay the Wits Gold Loan and the balance of 50% to repay A2.

A3 and A4: On settlement of A2, 90% of Burnstone’s free cash flow will be used to repay the Wits Gold Loan and the balance of 10% to repay the Burnstone Debt. On settlement of the Wits Gold Loan and interest, 30% of Burnstone’s free cash flow will be used to repay the Burnstone Debt and the balance will be distributed to Wits Gold.

The Bank Lenders will continue to participate in 10% of Burnstone’s free cash flow after the Burnstone Debt has been repaid in full to a maximum amount of US$63.0 million under a revenue participation agreement.

Security:
The Burnstone Debt is fully secured against the assets of Burnstone (of R2.0 billion) and there is no recourse to the Group. The security package includes a cession over the bank accounts, insurance policies’ proceeds, special and general notarial bonds over movable assets and mortgage bonds over property.

The Burnstone Debt facilities of US$178 million were initially recognised at the acquisition fair value using level 3 assumptions, being R1,008 million, in terms of IFRS 13 at acquisition date. The expected free cash flows to repay the loan as detailed above were based on the estimates and assumptions to determine the fair value at acquisition:
•A US$ swap forward curve adjusted with the 4% interest rate margin above
•The annual life-of-mine plan that takes into account the following:
◦Proved and probable ore reserves of Burnstone
–Cash flows are based on the life-of-mine plan of 20 years
–Capital expenditure estimates over the life-of-mine plan

Figures in million – SA rand	Note	2021	2020	2019
Balance at beginning of the year		1,263	1,330	1,145
Accrued interest and unwinding of amortised cost		125	148	120
Loss/(gain) on revised estimated cash flows[1]	7	2	(264)	97
Loss/(gain) on foreign exchange differences		117	49	(32)
Balance at end of the year		1,507	1,263	1,330
1 At 31 December 2021, the expected free cash flows expected to repay the loan as detailed above were revised as a result of revised cash flows over the life-of-mine plan due to:
•Revised forecast costs and capital expenditure; and
•Revised weighted average gold prices 2021: R729,270/kg (2020: R733,037/kg and 2019: R686,225/kg) and exchange rates 2021: R15.00/US$ (2020: R16.00/US$ and 2019: R14.00/US$) based on a LOM of 24 years. A2 is discounted using a 5.9% discount rate and A3 and A4 is discounted at 9.5%
28.8 Other borrowings
Short-term credit facilities
Sibanye-Stillwater has committed and uncommitted short term loan facilities with various banks to fund capital expenditure and working capital requirements at its operations. These facilities have no fixed terms, are short-term in nature and interest rates are market related.

Figures in million – SA rand	2021	2020	2019
Balance at beginning of the year	—	—	425
Loans raised	1,711	4,071	8,265
Loans repaid	(1,684)	(4,020)	(11,136)
Unwinding of amortised cost	—	—	10
Borrowings acquired on acquisition of subsidiary	—	—	2,575
Other	—	—	1
Gain on foreign exchange differences	(27)	(51)	(140)
Balance at end of the year	—	—	—
28.9 Fair value of financial instruments and risk management
Fair value of borrowings
The fair value of variable interest rate borrowings approximates its carrying amounts as the interest rates charged are considered marked related. Fair value of fixed interest rate borrowings was determined through reference to ruling market prices and interest rates.
The table below shows the fair value and carrying amount of borrowings where the carrying amount does not approximate fair value:

	Carrying value	Fair value
Figures in million - SA rand		Level 1	Level 2	Level 3
31 December 2021
2026 and 2029 Notes[1]	18,785	18,664	—	—
Burnstone Debt[2]	1,507	—	—	2,996
Total	20,292	18,664	—	2,996
31 December 2020
2022 and 2025 Notes[1]	10,136	10,637	—	—
Burnstone Debt[2]	1,263	—	—	2,075
Total	11,399	10,637	—	2,075
31 December 2019
2022 and 2025 Notes[1]	9,610	10,138	—	—
US$ Convertible Bond[3]	4,579	—	4,725	—
Burnstone Debt[2]	1,330	—	—	1,441
Total	15,519	10,138	4,725	1,441
[1] The fair value is based on the quoted market prices of the notes
[2] The fair value of the Burnstone Debt has been derived from discounted cash flow models. These models use several key assumptions, including estimates of future sales volumes, gold prices, operating costs, capital expenditure and discount rate. The fair value estimate is sensitive to changes in the key assumptions, for example, increases in the market related discount rate would decrease the fair value if all other inputs remain unchanged. The extent of the fair value changes would depend on how inputs change in relation to each other
[3] The fair value of the amortised cost component of the US$ Convertible Bond is based on the quoted price of the instrument after separating the fair value of the derivative component
Liquidity risk
The following are contractually due, undiscounted cash flows resulting from maturities of financial liabilities including interest payments:

Figures in million – SA rand	Total	Within one year	Between one and five years	After five years
31 December 2021
Other payables	12,661	4,915	4,060	3,686
Trade and other payables	10,443	10,443	—	—
Borrowings
- Capital
2026 and 2029 Notes	19,129	—	10,760	8,369
Burnstone Debt	1,158	—	—	1,158
Franco-Nevada liability	2	2	—	—
Stillwater Convertible Debentures	4	4	—	—
- Interest	9,341	807	3,175	5,359
Total	52,738	16,171	17,995	18,572
31 December 2020
Other payables	5,089	2,308	2,723	58
Trade and other payables	8,523	8,523	—	—
Borrowings
- Capital
US$600 million RCF	6,978	873	6,105	—
2022 and 2025 Notes	10,292	—	10,292	—
Burnstone Debt	114	—	12	102
Franco-Nevada liability	2	2	—	—
Stillwater Convertible Debentures	4	4	—	—
- Interest	6,681	809	1,564	4,308
Total	37,683	12,519	20,696	4,468
31 December 2019
Other payables	3,808	775	2,919	114
Trade and other payables	7,740	7,740	—	—
Borrowings
- Capital
US$600 million RCF	5,712	—	5,712	—
R6.0 billion RCF	2,500	—	2,500	—
2022 and 2025 Notes	9,809	—	4,952	4,857
US$ Convertible Bond	5,376	—	5,376	—
Burnstone Debt	109	—	109	—
Franco-Nevada liability	2	2	—	—
Stillwater Convertible Debentures	4	4	—	—
- Interest	7,820	1,184	2,698	3,938
Total	42,880	9,705	24,266	8,909
Market risk
Foreign currency sensitivity
Certain of the Group’s US dollar borrowing facilities have been drawn down by companies with SA rand as their functional currency, therefore some of the Group’s borrowings are sensitive to changes in the rand/US dollar exchange rate. The Group is also exposed to foreign currency risk on intercompany loans denominated in foreign currencies to the extent that foreign exchange differences are recognised in profit or loss. A one percentage point change in the SA rand closing exchange rate of R15.94/US$ (2020: R14.69/US$ and 2019: R14.00/US$) would have changed the profit for the year by R50 million (2020: R148 million and 2019: R102 million).
Interest rate sensitivity
As at 31 December 2021, the Group’s total borrowings amounted to R20,298 million (2020: R18,383 million and 2019: R23,736 million). The Group generally does not undertake any specific action to cover its exposure to interest rate risk, although it may do so in specific circumstances.
The portion of Sibanye-Stillwater’s interest-bearing borrowings at period end that is exposed to interest rate fluctuations is R1,416 million (2020: R8,157 million and 2019: R9,454 million). This debt is normally rolled for periods between one and three months and is therefore exposed to the rate changes in this period.
At 31 December 2021, of the total borrowings, Rnil (2020: Rnil and 2019: R2,500 million) is exposed to changes in the JIBAR rate and R1,416 million (2020: R8,157 million and 2019: R6,954 million) is exposed to changes in the LIBOR rate.
The US$600 million RCF and the R5.5 billion RCF are affected by the IBOR reform which came into effect on 1 January 2021. The R5.5 billion RCF is linked to JIBAR and is not drawn down at 31 December 2021, however the JIBAR is only expected to be impacted by the reform at a later stage and any impact thereof is to be considered when this occurs. The US$600 million RCF is linked to a US LIBOR and will be refinanced or restructured depending on the developments in respect of the US LIBOR reform. Therefore, the Group was not impacted when the amendment became effective.
The table below summarises the effect of a change in finance expense on the Group’s profit or loss had JIBAR and LIBOR differed as indicated. The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables held constant. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.
Interest rate sensitivity analysis

	Change in interest expenses for a change in interest rate[1]
Figures in million - SA rand	(1.5)%	(1.0)%	(0.5)%	0.5%	1.0%	1.5%
31 December 2021
- JIBAR	—	—	—	—	—	—
- LIBOR	21	14	7	(7)	(14)	(21)
Change in finance expense	21	14	7	(7)	(14)	(21)
31 December 2020
- JIBAR	—	—	—	—	—	—
- LIBOR	122	82	41	(41)	(82)	(122)
Change in finance expense	122	82	41	(41)	(82)	(122)
31 December 2019
- JIBAR	38	25	13	(13)	(25)	(38)
- LIBOR	106	70	35	(35)	(70)	(106)
Change in finance expense	144	95	48	(48)	(95)	(144)
[1] Interest rate sensitivity analysis is performed on the borrowings balance at 31 December
The exposure to interest rate changes and the contractual repricing dates
The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates is as follows

Figures in million - SA rand	2021	2020	2019
Floating rate with exposure to change in JIBAR	—	—	2,500
Floating rate with exposure to change in LIBOR	1,416	8,157	6,954
Non-current borrowings exposed to interest rate changes	1,416	8,157	9,454

The Group has the following undrawn borrowing facilities:
Committed	15,749	7,336	5,688
Uncommitted	2,276	2,460	1,050
Total undrawn facilities	18,025	9,796	6,738

All of the above facilities have floating rates. The undrawn committed facilities have the following expiry dates:
- within one year	685	229	—
- later than one year and not later than two years	9,564	229	672
- later than two years and not later than three years	5,500	6,878	5,016
Total undrawn committed facilities	15,749	7,336	5,688
28.10 Capital management
The Group’s primary objective with regards to managing its capital is to ensure that there is sufficient capital available to support the funding requirements of the Group, including capital expenditure, in a way that: optimises the cost of capital; maximises shareholders’ returns; and ensures that the Group remains in a sound financial position.
The Group manages and makes adjustments to the capital structure as and when borrowings mature or as and when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof. Opportunities in the market are also monitored closely to ensure that the most efficient funding solutions are implemented.
The Group monitors capital using the ratio of net (cash)/debt to adjusted earnings before interest, taxes, depreciation and amortisation (EBITDA), but does not set absolute limits for this ratio.

Figures in million - SA rand	2021	2020	2019
Borrowings[1]	18,791	17,119	26,551
Cash and cash equivalents[2]	30,257	20,206	5,586
Net (cash)/debt[3]	(11,466)	(3,087)	20,964
Adjusted EBITDA[4]	68,606	49,385	14,956
Net (cash)/debt to adjusted EBITDA (ratio)[5]	(0.2)	(0.1)	1.4
[1] Borrowings are only those borrowings that have recourse to Sibanye-Stillwater. Borrowings, therefore, exclude the Burnstone Debt and include the derivative financial instrument up to the settlement of the US$ Convertible Bond
[2] Cash and cash equivalents exclude cash of Burnstone
[3] Net (cash)/debt represents borrowings and bank overdraft less cash and cash equivalents. Borrowings are only those borrowings that have recourse to Sibanye-Stillwater and, therefore, exclude the Burnstone Debt and include the derivative financial instrument up to the settlement of the US$ Convertible Bond. Net (cash)/debt excludes cash of Burnstone
[4] The adjusted EBITDA calculation is based on the definitions included in the facility agreements for compliance with the debt covenant formula, except for impact of new accounting standards and acquisitions, where the facility agreements allow the results from the acquired operations to be annualised. Adjusted EBITDA may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity
[5] Net (cash)/debt to adjusted EBITDA ratio is defined as net (cash)/debt as of the end of a reporting period divided by adjusted EBITDA of the 12 months ended on the same reporting date. Non-IFRS measure such as net (cash)/debt to adjusted EBITDA is the responsibility of the Group’s Board of Directors and is presented for illustration purposes only, and because of its nature, net (cash)/ debt to adjusted EBITDA should not be considered as a representation of financial performance under IFRS and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity
Reconciliation of profit/(loss) before royalties, carbon tax and tax to adjusted EBITDA:

Figures in million - SA rand	2021	2020	2019
Profit/(loss) before royalties, carbon tax and tax	50,275	37,250	(856)
Adjusted for:
Amortisation and depreciation	8,293	7,593	7,214
Interest income	(1,202)	(1,065)	(560)
Finance expense	2,496	3,152	3,303
Share-based payments	383	512	363
Loss on financial instruments	6,279	2,450	6,015
(Gain)/loss on foreign exchange differences	(1,149)	255	(325)
Share of results of equity-accounted investees after tax	(1,989)	(1,700)	(721)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(167)	(464)	89
Gain on disposal of property, plant and equipment	(36)	(99)	(77)
Impairments/(reversal of impairments)	5,148	(121)	86
Early redemption premium on the 2025 Notes	196	—	—
Gain on acquisition	—	—	(1,103)
Loss on BTT early settlement	—	186	—
Restructuring costs	107	436	1,252
Transaction costs	140	139	448
Loss on settlement of US$ Convertible Bond	—	1,507	—
Loss due to dilution of interest in joint operation	4	30	—
Income on settlement of dispute	—	(580)	—
IFRS 16 lease payments	(142)	(148)	(132)
Profit on sale of St Helena	(16)	—	—
Occupational healthcare (gain)/expense	(14)	52	(40)
Adjusted EBITDA	68,606	49,385	14,956